Revenue Recognition - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
	Mar. 28, 2019	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
Net sales		$ 543	$ 0	$ 5,980	$ 0
Term of contract	10 years